Chase Vista
                                     Select
                              Growth & Income Fund
                                  Annual Report

                                 April 30, 1999

                    Chase Vista Select Growth and Income Fund
                                Chairman's Letter
                                                                    June 1, 1999

Dear Shareholder:

We are pleased to present this semi-annual report for the Chase Vista Select Growth and Income Fund for the six-month period ended April 30, 1999:

Equities Advance As Economy Shows Strength

Stocks posted solid investment results, as fears of a global economic downturn waned and domestic market conditions remained positive.

The period began with investors showing optimism for stocks on the heels of the Federal Reserve Board's decision to cut interest rates in November, its third rate cut in as many months. In this environment, large and secondary stocks posted solid returns, which carried the stock market to a double-digit percentage gain for the calendar year and its best consecutive four-year period in stock market history.

As 1999 began, investors were concerned that the strength of the U.S. economy coupled with diminishing fears over a global economic slowdown would cause interest rates to rise. However, worries over Brazil's fiscal and currency problems dashed those concerns, enabling domestic equities to continue their advance.

In February, equities gave back some of those gains, as Brazil's troubles subsided and a steady stream of stronger-than-expected economic data caused interest rates to rise markedly. Included among these reports were the lowest unemployment rate since the 1960s, the best consumer confidence figures ever released by the Conference Board and a Gross Domestic Product (GDP) report for the fourth quarter of 1998 that was the best in two years.

Interest rates retreated in March, helping U.S. equity markets rebound. Good corporate earnings and strong cash flows into mutual funds also bolstered stock prices. On March 30, the Dow Jones Industrial Average closed above the 10,000 level for the first time ever. In April, stocks continued to climb, with value stocks posting some of the strongest gains. A spike in interest rates on the final day of the month, due to a stronger-than-expected first quarter GDP report, did little to impact equities' solid performance for the period.

Sincerely yours,

Fergus Reid, Chairman

                    Chase Vista Select Growth and Income Fund
                              as of April 30, 1999
                                   (unaudited)
How the Fund Performed

Chase Vista Select Growth and Income Fund, which seeks capital appreciation and current income by investing primarily in common stocks, had a total return of 16.52% for the six-month period ended April 30, 1999.

How the Fund Was Managed

The Fund benefited from a favorable environment for equities, highlighted by good corporate earnings and rising consumer confidence. Technology stocks contributed positively to performance throughout much of the period, despite some volatility.

Early in the period, our exposure to media stocks proved rewarding. These securities registered good investment returns as fears of a global economic slowdown waned following the Federal Reserve Board's third interest-rate cut in as many months last November. The Fund came under pressure in February because of rising interest rates. The Fund's defensive stocks helped performance during this juncture.

In January and March, the Fund enjoyed good returns from consumer cyclicals, as investors rotated out of high growth, high multiple stocks and into undervalued stocks. Dayton Hudson and Mirage were among our top performers in this group. Technology stocks, such as EMC Corp. and Qualcomm, also contributed positively to our results during this period. In March, Fund management reduced its exposure to technology as valuations and positive sentiment indicators reached extreme levels.

Early in 1999, a seasonal rally in industrial cyclicals, such as capital goods and basic materials, benefited shareholders. The rise in prices was due a robust U.S. economy and investor optimism over improving economic conditions in Asia. During this period, we added Allied Signal, Burlington Resources and Boeing. The Fund's investment in energy stocks also proved rewarding, as these stocks rallied due to higher oil prices. Finally, the Fund's exposure to mid-cap stocks contributed positively to performance as the period came to a close.

Where the Fund May Be Headed

Given the improving landscape for corporate earnings in 1999, we expect the backdrop to remain positive for the stock market for the remainder of 1999. We remain especially optimistic on the prospects for secondary stocks. The performance of these stocks are beginning to show marked improvement, as investors have gravitated toward them due to their attractive valuations and high relative growth rates. That said, we intend to use further market downturns as opportunities to increase our exposure in select holdings and establish new positions in companies that meet our strict investment criteria. As always, we will continue to focus on those high-quality securities of well-managed companies with superior growth prospects compared to the market.

================================================================================
Chase Vista Select Growth and Income Fund
Statement of Assets and Liabilities April 30, 1999 (unaudited)
(amounts in thousands)

ASSETS:
     Investments, at value (Note 1)                             $596,924
     Deferred organization costs                                      17
     Other Assets                                                      7
                                                                --------
          Total Assets ........................................  596,948
                                                                --------

LIABILITIES:
     Accrued liabilities:  (Note 2)
          Administration fees                                         48
          Other                                                      193
                                                                --------
          Total Liabilities ...................................      241
                                                                --------

NET ASSETS:
     Paid in capital                                             490,181
     Accumulated undistributed net investment income                 323
     Accumulated undistributed net realized gain
       on investment transactions                                 25,752
     Net unrealized appreciation of investments and futures       80,451
                                                                --------
Net Assets .................................................... $596,707
                                                                ========

Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of shares authorized): ..   11,827

Net Asset Value
  (maximum offering price and redemption price per share)*.....   $50.45
                                                                --------

* Net assets / shares outstanding.

                       See notes to financial statements.

================================================================================

================================================================================
Chase Vista Select Growth and Income Fund
Statement of Operations
For the six months ended April 30, 1999 (unaudited)
(amounts in thousands)

INVESTMENT INCOME:
     Investment income from Portfolio                         $4,254
     Foreign taxes withheld                                      (10)
     Expenses from Portfolio                                  (1,299)
                                                             -------
         Total investment income...........................    2,945
                                                             -------
EXPENSES:  (Note 2)
     Administration fees                                         278
     Printing and postage                                         17
     Professional fees                                            14
     Registration costs                                            3
     Transfer agent fees                                           4
     Trustees fees and expenses                                    8
     Other                                                        29
                                                             -------
               Total expenses..............................      353
                                                             -------

               Net investment income ......................    2,592
                                                             -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain on investments                         55,784
     Change in net unrealized appreciation on investments     26,784
                                                             -------
     Net realized and unrealized gain on investments          82,568
                                                             -------

     Net increase in net assets from operations............  $85,160
                                                             =======

                       See notes to financial statements.

================================================================================

================================================================================
Chase Vista Select Growth and Income Fund
Statement of Changes in Net Assets
For the periods indicated (unaudited)
(amounts in thousands)

                                                                       11/01/98         01/09/98*
                                                                        Through           Through
                                                                       04/30/99          10/31/98
INCREASE IN NET ASSETS

OPERATIONS:

     Net investment income                                               $2,592            $4,711
     Net realized gain on investments and futures transactions           55,784           (36,389)
     Change in net unrealized appreciation on investments and futures    26,784            53,668
                                                                       --------------------------
         Increase  in net assets from operations.......................  85,160            21,990
                                                                       --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1):
     Net investment income.............................................  (2,787)           (4,193)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                            6,100           544,707
   Dividends reinvested                                                   2,787             4,193
   Cost of shares redeemed                                              (12,850)          (48,400)
                                                                       --------------------------
     Increase (decrease) from capital share transactions
      (Note 5).........................................................  (3,963)          500,500
                                                                       --------------------------
               Total increase  in net assets...........................  78,410           518,297
                                                                       --------------------------

NET ASSETS:
     Beginning of period............................................... 518,297                --
                                                                       --------------------------
     End of period.....................................................$596,707          $518,297
                                                                       ==========================

SHARE TRANSACTIONS:
     Issued                                                                 128            12,943
     Reinvested                                                              58                94
     Redeemed                                                              (271)           (1,125)
                                                                       --------------------------
     Change in shares                                                       (85)           11,912
                                                                       ==========================

* Commencement of operations of the Fund.

                       See notes to financial statements.

================================================================================

Chase Vista Mutual Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies - Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Chase Vista Select Growth and Income Fund ("CVSGI") or, the "Fund" is a separate series of the Trust.

The Chase Vista Select Growth and Income Fund utilizes the Master Feeder structure. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 1999, CVSGI owned 19.9% of the net assets of the Growth and Income Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Financial Statements of the Fund.

The following is a summary of significant accounting policies followed by the
Fund:
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of investments - Investments are recorded in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

B. Investment income and expenses - CVSGI records daily its pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements from the Portfolio.

C. Organization costs - Organization and initial registration costs incurred in connection with establishing the Fund have been deferred and are being amortized on a straight line basis over a sixty month period beginning at the commencement of operations of the Fund.

D. Federal Income Taxes - The Fund is treated as a separate taxable entity for Federal Income Tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provisions for Federal income tax or excise tax are necessary.

E. Distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal Income Tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

Chase Vista Mutual Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

F. Expenses - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.       Fees and Other Transactions with Affiliates.

A. Distribution and sub-administration fees - Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the BYSIS Group Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of the Fund.

B. Administration fee - Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from CVSGI a fee computed at the annual rate equal to 0.05% of the Fund's average daily net assets.

C. Other - Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BYSIS.

4.       Concentration of Shareholders

         At April 30, 1999, all shares outstanding for the Fund are owned by the participants in the 401(k) Savings Plan of the Chase Manhattan Bank.

5.       Retirement Plan

         The Fund adopted an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses of $5,000 for the six month period ended April 30, 1999 are included in Trustees fees and expenses in the Statement of Operations, and accrued pension liability of $15,000 is included in Other Accrued liabilities in the Statement of Assets and Liabilities.

================================================================================
Chase Vista Select Growth and Income Fund
Financial Highlights
For the periods indicated (unaudited)

                                                     11/01/98      01/06/98*
                                                      Through        Through
                                                     04/30/99       10/31/98
                                                     ---------     ----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period................  $43.51         $42.00
                                                     -------         ------

Income from Investment Operations:
      Net investment income.........................    0.22           0.38
      Net Gains or Losses in Securities
       (both realized and unrealized) ..............    6.96           1.47
                                                     -------         ------
          Total from Investment Operations..........    7.18           1.85
                                                     -------         ------

Less Distributions:
      Dividends from Net Investment Income...........   0.24           0.34
      Distributions from Capital Gains...............     --             --
                                                     -------         ------
          Total Distributions........................   0.24           0.34
                                                     -------         ------

Net Asset Value, End of Period....................... $50.45         $43.51
                                                     =======         ======

Total Return                                           16.52%          9.73%

Ratios / Supplemental Data:

      Net Assets, End of Period (000 omitted)........   $597           $518
      Ratios to Average Net Assets:#
          Ratio of Expenses..........................   0.59%          0.61%
          Ratio of Net Investment Income ............   0.93%          1.04%

* Commencement of operations.
# Short periods have been annualized

                       See notes to financial statements.

================================================================================

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited)
(amounts in thousands)

Shares     Issuer                                Value
----------------------------------------------------------
Long-Term Investments -- 99.2%
----------------------------------------------------------
           Common Stock -- 94.4%
           ---------------------
           Aerospace -- 3.6%
   650      Allied-Signal, Inc.                  $   38,188
   300      Boeing Co.                               12,188
   500      General Dynamics Corp.                   35,125
   300      Sundstrand Corp.                         21,525
                                                 ----------
                                                    107,026
                                                 ----------
           Airlines -- 1.0%
   425      AMR Corp.*                               29,670
                                                 ----------
           Automotive -- 1.6%
   562      Delphi Automotive Systems Corp.          10,924
   600      Ford Motor Co.                           38,363
                                                 ----------
                                                     49,287
                                                 ----------
           Banking -- 7.0%

   450      Bank of New York Co., Inc.               18,000
   500      Bank One Corp.                           29,500
   514      BankAmerica Corp.                        37,043
   500      Comerica, Inc.                           32,531
   400      First Union Corp.                        22,150
   550      Fleet Financial Group, Inc.              23,684
   350      Mellon Bank Corp.                        26,009
   600      UnionBanCal Corp.                        20,475
                                                 ----------
                                                    209,392
                                                 ----------
           Broadcasting -- 1.7%
   750      CBS Corp.                                34,172
   275      Comcast Corp., Special Class A           18,064
                                                 ----------
                                                     52,236
                                                 ----------
           Business Services -- 0.3%
   500      Cendant Corp.                             9,000
                                                 ----------
           Chemicals -- 1.3%
   355      E. I. Du Pont de Nemours and Co.         25,072
   300      Rohm & Haas Co.                          13,444
                                                 ----------
                                                     38,516
                                                 ----------
           Computer Software -- 1.5%
   731      American Management Systems, Inc.*       25,128

         See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
   300     Computer Associates International         $  12,806
   388     Mastech Corp.*                                5,699
                                                     ---------
                                                        43,633
                                                     ---------
          Computers/Computer Hardware -- 1.8%
   150     EMC Corp.*                                   16,341
   150     Lexmark International Group, Inc.,
           Class A (Germany)*                           18,525
   300     Sun Microsystems, Inc.*                      17,944
                                                     ---------
                                                        52,810
                                                     ---------
          Construction Materials -- 0.8%
   850     Masco Corp.                                  24,969
                                                     ---------
          Consumer Products -- 2.3%
   525     Fortune Brands, Inc.                         20,738
 1,050     Philip Morris Companies, Inc.                36,816
   700     Shaw Industries, Inc.                        12,688
                                                     ---------
                                                        70,242
                                                     ---------
          Diversified -- 1.1%
   400     Tyco International LTD (Bermuda)             32,500
                                                     ---------
          Electronics/Electrical Equipment -- 5.2%
   400     Altera Corp.                                 28,900
   400     KLA-Tencor Corp.                             19,850
   400     Micron Technology, Inc.                      14,850
   200     Motorola, Inc.                               16,025
   350     Teradyne Inc.*                               16,516
   300     Texas Instruments, Inc.                      30,637
   600     Vitesse Semiconductor Corp.*                 27,788
                                                     ---------
                                                       154,566
                                                     ---------
          Entertainment/Leisure -- 1.7%
   350     Time Warner, Inc.                            24,500
   669     Viacom, Inc. Class B*                        27,345
                                                     ---------
                                                        51,845
                                                     ---------
          Environmental Services -- 1.7%
   900     Waste Management, Inc.                       50,850
                                                     ---------
          Financial Services -- 3.8%
   300     Ambac Financial Group Inc.                   18,112
   636     Associates First Capital Corp., Class A      28,183

             See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
   500     Freddie Mac                                $   31,375
   200     Merrill Lynch & Co.                            16,787
   500     Washington Mutual Inc.                         20,563
                                                      ----------
                                                         115,020
                                                      ----------
          Food/Beverage Products -- 2.5%
   300     Anheuser-Busch Companies, Inc.                 21,937
   400     Quaker Oats Co.                                25,825
   550     Sara Lee Corp.                                 12,238
   717     The Pepsi Bottling Group, Inc.                 15,102
                                                      ----------
                                                          75,102
                                                      ----------
          Health Care/Health Care Services -- 4.4%
   250     Aetna Inc.                                     21,922
   260     Cigna Corp.                                    22,669
 2,842     HEALTHSOUTH Corp.*                             38,185
   800     Tenet Healthcare Corp.*                        18,900
   450     Wellpoint Health Networks, Inc.,
            Class A*                                      31,612
                                                      ----------
                                                         133,288
                                                      ----------
          Hotels/Other Lodging -- 1.3%
   500     Mirage Resorts, Inc.*                          11,219
 2,500     Park Place Entertainment Corp.                 27,031
                                                      ----------
                                                          38,250
                                                      ----------
          Insurance -- 4.4%
   350     Loews Corp.                                    25,616
   410     Marsh & McLennan Companies, Inc.               31,391
   550     Reliastar Financial Corp.                      20,212
   800     The Allstate Corp.                             29,100
   200     UNUM Corp.                                     10,925
   260     XL Capital LTD (Bermuda)                       15,779
                                                      ----------
                                                         133,023
                                                      ----------
          Machinery & Engineering Equipment -- 0.5%
   500     McDermott International, Inc.                  14,500
                                                      ----------
          Manufacturing -- 2.0%
   678     Ingersoll-Rand Co.                             46,875
   200     Johnson Controls, Inc.                         14,562
                                                      ----------
                                                          61,437
                                                      ----------

                See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
          Metals/Mining -- 2.2%
   450     Alcoa Inc.                           $   28,012
   650     Newmont Mining Corp.                     15,641
   350     RIO Tinto PLC, ADR (United
            Kingdom)                                23,844
                                                ----------
                                                    67,497
                                                ----------
          Office/Business Equipment -- 0.6%
   300     Xerox Corp.                              17,625
                                                ----------
          Oil & Gas -- 9.9%
   800     Burlington Resources, Inc.               36,850
   310     Chevron Corp.                            30,922
 1,281     Coastal Corp.                            49,006
   600     Diamond Offshore Drilling, Inc.          19,837
   100     Enron Corp.                               7,525
   500     Enron Oil & Gas Co.                       9,500
 1,050     Halliburton Co.                          44,756
   295     Mobil Corp.                              30,901
   650    Royal Dutch Petroleum Co., New
           York Registered Shares
            (Netherlands)                           38,147
   217     Texaco, Inc.                             13,617
   600     Tosco Corp.                              16,050
                                                ----------
                                                   297,111
                                                ----------
          Packaging -- 0.6%
   660     Owens-Illinois, Inc.*                    19,137
                                                ----------
          Paper/Forest Products -- 2.5%
 1,000     Asia Pulp & Paper Co. LTD ADR
             (Singapore)                            10,500
   500     Boise Cascade Corp.                      20,125
   300     Weyerhaeuser Co.                         20,137
   500     Willamette Industries, Inc.              23,375
                                                ----------
                                                    74,137
                                                ----------
          Pharmaceuticals -- 3.1%
   400     American Home Products Corp.             24,400
   808     Pharmacia & Upjohn, Inc.                 45,248
   475     Schering-Plough Corp.                    22,948
                                                ----------
                                                    92,596
                                                ----------

            See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
          Pipelines -- 0.3%
   186     Columbia Energy Group, Inc.           $    8,916
                                                 ----------
          Printing & Publishing -- 1.6%
   950     New York Times Co., Class A               32,775
   500     The News Corporation, Preference
            Shares, ADR (Australia)                  15,281
                                                 ----------
                                                     48,056
                                                 ----------
          Real Estate Investment Trust -- 2.0%
   374     Duke Realty Investments, Inc.              8,784
   550     Equity Office Properties Trust            15,159
   480     Equity Residential Properties Trust       22,200
   525     Public Storage, Inc.                      14,634
                                                 ----------
                                                     60,777
                                                 ----------
          Retailing -- 5.9%
   300     Circuit City Stores, Inc.                 18,450
   450     Dayton-Hudson Corp.                       30,291
   342     Federated Department Stores*              15,968
 1,700     K-Mart Corp.                              25,287
   535     Kroger Co.*                               29,057
 1,618     Office Depot, Inc.*                       35,596
   650     TJX Companies, Inc.                       21,653
                                                 ----------
                                                    176,302
                                                 ----------
          Shipping/Transportation -- 1.0%
   400     Burlington Northern Santa Fe              14,650
   250     Union Pacific Corp.                       15,000
                                                 ----------
                                                     29,650
                                                 ----------
          Steel -- 0.5%
   650     Allegheny Teledyne, Inc.                  14,544
                                                 ----------
          Telecommunications -- 4.3%
   520     American Tower Corp.*                     11,017
   398     AT&T Corp.                                20,106
   600     BellSouth Corp.                           26,850
   400     GTE Corp.                                 26,775
   350     MCI WorldCom, Inc.*                       28,766
   150     Sprint Corp.                              15,384
                                                 ----------
                                                    128,898
                                                 ----------

           See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
           Telecommunications Equipment -- 0.9%
    700     General Instrument Corp.              $  25,550
                                                  ---------
           Toys & Games -- 0.9%
    750     Hasbro, Inc.                             25,594
                                                  ---------
           Utilities -- 6.6%
    200     AES Corp.                                10,000
    400     Bell Atlantic Corp.                      23,050
    400     CMS Energy Corp.                         17,600
    750     Consolidated Edison, Inc.                34,078
    400     DQE, Inc.                                16,475
    500     FPL Group Inc.                           28,187
    770     Pinnacle West Capital Corp.              29,886
    700     Texas Utilities Co.                      27,825
    277     Unicom Corp.                             10,751
                                                  ---------
                                                    197,852
                                                  ---------
           Total Common Stock                     2,831,404
           (Cost $2,296,645)                      ---------

           Convertible Preferred Stock -- 3.2%
           -------------------------------------
           Capital Goods -- 0.6%
    300     Sealed Air Corp., $2.00, 04/01/18,
             Ser. A                                  17,625
                                                  ---------
           Manufacturing -- 0.3%
    240     Ingersoll-Rand Co., 6.75%,
             12/31/49 Ser.                            7,785
                                                  ---------
           Telecommunications -- 1.9%
    100     Global TeleSystems Group Inc.,
             7.25%, 12/31/49 Ser.#                    5,525
    500     Qwest Trends Trust, 5.75%,
             11/17/03 Ser.#                          36,625
     50     Viacom International (TCI Pacific),
             5.00%, 7/31/06 Ser.                     15,638
                                                  ---------
                                                     57,788
                                                  ---------
           Utilities -- 0.4%
    102     Houston Industries, Inc., 7.00%,
             07/01/00 Ser.                           12,036
                                                  ---------
           Total Convertible Preferred Stock         95,234
           (Cost $59,178)                         ---------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                             Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Convertible Corporate Notes & Bonds -- 1.6%
            -------------------------------------------
            Computer Software -- 0.2%
$  3,700     Comverse Technology, Inc., 4.50%,
              07/01/05#                                  $    6,050
                                                         ---------
            Computers/Computer Hardware -- 0.6%
   3,600     EMC Corp., 3.25%, 03/11/02#                     17,316
                                                         ---------
            Health Care/Health Care Services -- 0.4%
   3,000     Res-Care, Inc., 6.00%, 12/01/04#                 3,277
  10,000     Total Renal Care, 7.00%, 05/15/09#               8,125
                                                         ---------
                                                             11,402
                                                         ---------
            Telecommunications -- 0.3%
   8,000     Bell Atlantic Financial Services, Inc.,
              4.25%, 09/15/05                                 8,831
                                                         ---------
            Utilities -- 0.1%
   5,000     AES Corp., 4.50%, 08/15/05                       5,600
                                                         ---------
            Total Convertible Corporate                     49,199
            Notes & Bonds
            (Cost $34,568)
-------------------------------------------------------------------
            Long-Term Investments                        2,975,837
            (Cost $2,390,391)
-------------------------------------------------------------------
Short-Term Investments -- 1.7%
-------------------------------------------------------------------
            Commercial Paper -- 0.4%
            ------------------------
  12,400    General American Funding
            Agreement                                       12,453
                                                         ---------
            (Cost $12,453)
            Repurchase Agreement -- 1.3%
            ----------------------------
  38,898    Greenwich Capital Markets, Inc.,
            4.93%, due 05/03/99, (Dated
            04/30/99, Proceeds $38,914,
            Secured by FHLMC Gold,
            $39,052 at 6.50%, due 03/01/29
            through 04/01/29; FNMA, $910,
            at 7.50%, due 11/01/13; Market
            Value $39,672)                                  38,898
            (Cost $38,898)
-------------------------------------------------------------------

            See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                             Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Total Short-Term Investments                 $   51,351
            (Cost $51,351)
------------------------------------------------------------------
            Total Investments -- 100.9%                  $3,027,188
            (Cost $2,441,742)
------------------------------------------------------------------

* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depositary Receipt.

FHLMC -- Federal Home Loan Mortgage Corp.

FNMA--Federal National Mortgage Association.

        See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited)
(amounts in thousands)

Shares     Issuer                                Value
----------------------------------------------------------
Long-Term Investments -- 96.4%
-----------------------------------------------------------
           Common Stock -- 96.3%
           ---------------------
           Aerospace -- 3.0%
    260     General Dynamics Corp.               $   18,265
    200     Sundstrand Corp.                         14,350
                                                 ----------
                                                     32,615
                                                 ----------
           Automotive -- 1.5%
    710     Tower Automotive, Inc.*                  16,330
                                                 ----------
           Banking -- 4.3%
    150     Astoria Financial Corp.                   7,519
    200     Cullen/Frost Bankers, Inc.               10,787
    211     TCF Financial Corp.                       6,109
    327     Zions Bancorporation                     21,807
                                                 ----------
                                                     46,222
                                                 ----------
           Biotechnology -- 0.9%
    100     Biogen, Inc.*                             9,506
                                                 ----------
           Broadcasting -- 1.2%
    200     Comcast Corp., Special Class A           13,137
                                                 ----------
           Business Services -- 7.5%
    400     ACNielsen Corp.*                         11,150
    300     Affiliated Computer Services, Inc.,
             Class A*                                11,475
    100     Galileo International Inc.                4,900
    352     Harte-Hanks, Inc.                         8,888
    418     ITT Educational Services, Inc.*          10,262
    103     Metzler Group, Inc.*                      2,871
    350     NCR Corp.                                14,350
    220     Nielsen Media Research, Inc.              6,023
    400     Snyder Communications, Inc.*             11,750
                                                 ----------
                                                    81,669
                                                 ----------
           Chemicals -- 0.6%
     39     Millennium Chemicals Inc.                 1,056
    363     Wellman Inc.                              5,198
                                                 ----------
                                                      6,254
                                                 ----------
           Computer Software -- 4.5%
    955     American Management Systems, Inc.*       32,828
    150     CSG Systems International, Inc.*          5,794
    150     Electronic Arts Inc.                      7,622

             See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
   165     Mastech Corp.*                            $    2,425
                                                     ----------
                                                         48,669
                                                     ----------
          Computers/Computer Hardware -- 2.8%
   104     ASM Lithography Holding NV
            (Netherlands)                                 4,056
   225     Comverse Technology, Inc.*                    14,428
   100     Lexmark International Group, Inc.,
           Class A (Germany)*                            12,350
                                                     ----------
                                                         30,834
                                                     ----------
          Construction -- 1.7%
   600     J. Ray McDermott, SA                          18,900
                                                     ----------
          Consumer Products -- 3.2%
   200     Premark International, Inc.                    7,362
 1,185     Shaw Industries, Inc.                         21,478
   150     York International Corp.                       6,187
                                                     ----------
                                                         35,027
                                                     ----------
          Electronics/Electrical Equipment -- 6.9%
   289     Altera Corp.                                  20,880
   200     EG&G, Inc.                                     6,250
   250     KLA-Tencor Corp.                              12,406
   225     Microchip Technology, Inc.*                    7,875
   200     Micron Technology, Inc.                        7,425
   425     Vitesse Semiconductor Corp.*                  19,683
                                                     ----------
                                                         74,519
                                                     ----------
          Entertainment/Leisure -- 9.2%
 1,028     AT&T Corp. -- Liberty Media
            Group, Ser. A*                               65,664
   200     Circus Circus Enterprises Inc.*                4,213
 1,100     International Game Technology                 19,525
   300     Station Casinos, Inc.                          4,931
   150     USA Networks                                   5,606
                                                     ----------
                                                         99,939
                                                     ----------
          Environmental Services -- 1.0%
   513     Republic Services, Inc.                       10,549
                                                     ----------
          Financial Services -- 1.9%
   340     Ambac Financial Group Inc.                    20,528
                                                     ----------

             See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
          Food/Beverage Products -- 0.8%
   400     Flowers Industries, Inc.                  $    8,500
                                                     ----------
          Health Care/Health Care Services -- 4.4%
   151     HCR Manor Care, Inc.*                          4,190
   750     Trigon Healthcare, Inc.*                      23,812
   119     Universal Health Services, Inc.,
            Class B*                                      6,166
   195     Wellpoint Health Networks, Inc.,
            Class A*                                     13,699
                                                     ----------
                                                         47,867
                                                     ----------
          Home Building Construction -- 0.7%
   300     Lennar Corp.                                   7,256
                                                     ----------
          Hotels/Other Lodging -- 5.1%
   600     Harrah's Entertainment Inc.                   13,200
   450     Mirage Resorts, Inc.*                         10,097
 3,000     Park Place Entertainment Corp.                32,437
                                                     ----------
                                                         55,734
                                                     ----------
          Insurance -- 3.6%
   249     CMAC Investment Corp.                         11,423
   320     Nationwide Financial Services, Inc.,
            Class A                                      14,840
   350     Reliastar Financial Corp.                     12,862
                                                     ----------
                                                         39,125
                                                     ----------
          Internet Services/Software -- 2.6%
    50     At Home Corp.*                                 7,197
   170     EarthLink Network, Inc.*                      11,719
   125     Verio Inc.*                                    8,875
                                                     ----------
                                                         27,791
                                                     ----------
          Machinery & Engineering Equipment -- 2.6%
   295     Applied Power, Inc., Class A                   9,311
   500     Cooper Cameron Corp.                          19,313
                                                     ----------
                                                         28,624
                                                     ----------
          Manufacturing -- 1.5%
    70    Johnson Controls, Inc.                          5,097
   248     Pentair, Inc.                                 11,632
                                                     ----------
                                                         16,729
                                                     ----------

             See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
          Metals/Mining -- 1.6%
   300     Freeport-McMoRan Copper &
            Gold, Inc.                           $    4,594
   202     Reynolds Metals Co.                       12,600
                                                 ----------
                                                     17,194
                                                 ----------
          Oil & Gas -- 1.2%
   400     Diamond Offshore Drilling, Inc.           13,225
                                                 ----------
          Paper/Forest Products -- 1.1%
   250     Willamette Industries, Inc.               11,688
                                                 ----------
          Real Estate Investment Trust -- 1.5%
   250     Beacon Capital Partners Inc.*              3,781
   100     Equity Residential Properties Trust        4,625
   300     Public Storage, Inc.                       8,362
                                                 ----------
                                                     16,768
                                                 ----------
          Restaurants/Food Services -- 1.2%
    52     Brinker International Inc.                 1,437
   500     Darden Restaurants, Inc.                  11,156
                                                 ----------
                                                     12,593
                                                 ----------
          Retailing -- 8.5%
    45     American Eagle Outfitters Inc.             3,364
   300     Ethan Allen Interiors, Inc.*              15,206
   120     Family Dollar Stores, Inc.                 2,895
   300     Kroger Co.*                               16,294
   100     Linens 'N Things, Inc.*                    4,575
 1,000     Office Depot, Inc.*                       22,000
   200     Payless ShoeSource, Inc.                   9,688
   400     Ross Stores, Inc.                         18,375
                                                 ----------
                                                     92,397
                                                 ----------
          Shipping/Transportation -- 0.5%
   178     C.H. Robinson Worldwide, Inc.              5,314
                                                 ----------
          Steel -- 0.7%
   300     AK Steel Holding Corp.                     7,800
                                                 ----------
          Telecommunications -- 2.2%
   225     American Tower Corp.*                      4,767
   200     NEXTLINK Communications, Inc.,
            Class A*                                 14,650
    25     QUALCOMM Inc.                              5,000
                                                 ----------
                                                     24,417
                                                 ----------

             See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                     Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
                 Telecommunications Equipment -- 1.7%
       500        General Instrument Corp.              $   18,250
                                                        ----------
                 Toys & Games -- 1.2%
       375        Hasbro, Inc.                              12,797
                                                        ----------
                 Utilities -- 3.4%
       475        CMS Energy Corp.                          20,900
       400        Pinnacle West Capital Corp.               15,525
                                                        ----------
                                                            36,425
                                                        ----------
                 Total Common Stock                      1,045,192
                 (Cost $814,574)                        ----------

 Principal
  Amount
                 U.S. Treasury Securities -- 0.1%
                 --------------------------------
 $     565        U.S. Treasury Notes, 6.88%, due
                   05/16/06                                    613
                 (Cost $571)
------------------------------------------------------------------
                 Total Long-Term Investments             1,045,805
                 (Cost $815,145)
------------------------------------------------------------------
Short-Term Investments -- 4.7%
------------------------------------------------------------------
                 Commercial Paper -- 0.9%
                 ------------------------
    10,000        General American Funding Agreement        10,043
                 (Cost $10,043)                         ----------

                 Repurchase Agreement -- 3.8%
                 -------------------------------------
    40,995       Greenwich Capital Markets, Inc.,
                  4.93%, due 05/03/99, (Dated
                  04/30/99, Proceeds $41,007,
                  Secured by FHLMC Gold,
                  $28,065 at 6.50%, due 03/01/29;
                  FNMA, $34,173, 6.26% through
                   7.50%, due 02/01/09 through
                  02/01/09; Market Value $41,813)           40,995
                 (Cost $40,995)
------------------------------------------------------------------
                 Total Short-Term Investments               51,038
                 (Cost $51,038)
------------------------------------------------------------------
                 Total Investments -- 101.1%            $1,096,843
                 (Cost $866,183)
------------------------------------------------------------------

        See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)

* -- Non income producing security.
# -- Security may only be sold to qualified institutional buyers.
ADR -- American Depositary Receipt.
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association.

                       See notes to financial statements.

Portfolios
Statement of Assets and Liabilities April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                            Growth and       Capital
                                                              Income          Growth
                                                            Portfolio       Portfolio
                                                          -------------   -------------
ASSETS:
  Investment securities, at value (Note 1) ............   $3,027,188      $1,096,843
  Receivables:
   Investment securities sold .........................       30,657              --
   Interest and dividends .............................        3,559             638
  Other assets ........................................           57              33
                                                          ----------      ----------
    Total assets ......................................    3,061,461       1,097,514
                                                          ----------      ----------
LIABILITIES:
  Payable for investment securities purchased .........       60,057          11,182
  Accrued liabilities: (Note 2)
   Investment advisory fees ...........................          972             358
   Administration fees ................................          122              45
   Custodian ..........................................           23               8
   Other ..............................................          349             273
                                                          ----------      ----------
    Total Liabilities .................................       61,523          11,866
                                                          ----------      ----------
NET ASSETS APPLICABLE TO INVESTORS'
 BENEFICIAL INTERESTS .................................   $2,999,938      $1,085,648
                                                          ==========      ==========
  Cost of Investments .................................   $2,441,742      $  866,183
                                                          ==========      ==========

                       See notes to financial statements.

Portfolios
Statement of Operations For the six months ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                           Growth and     Capital
                                                             Income       Growth
                                                           Portfolio     Portfolio
                                                          -----------   ----------
INVESTMENT INCOME:
  Dividend ............................................   $ 19,150      $  3,561
  Interest ............................................      3,004         1,154
  Foreign taxes withheld ..............................        (51)           --
                                                          --------      --------
    Total investment income ...........................     22,103         4,715
                                                          --------      --------
EXPENSES: (Note 2)
  Investment Advisory fees ............................      5,785         2,341
  Administration fees .................................        723           293
  Custodian fees ......................................         87            47
  Professional fees ...................................         49            35
  Trustees fees and expenses ..........................         29            12
  Other ...............................................         88            39
                                                          --------      --------
    Total expenses ....................................      6,761         2,767
                                                          --------      --------
  Net investment income ...............................     15,342         1,948
                                                          --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on investments ....................    473,279       107,837
  Change in net unrealized appreciation/
   depreciation on investments ........................    (44,477)       21,604
                                                          --------      --------
   Net realized and unrealized gain on
    investments .......................................    428,802       129,441
                                                          --------      --------
   Net increase in net assets from operations .........   $444,144      $131,389
                                                          ========      ========

                       See notes to financial statements.

Portfolios
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
(Amounts in thousands)

                                                                                               Growth and
                                                                                                 Income
                                                                                               Portfolio
                                                                                       -------------------------
                                                                                        11/01/98          Year
                                                                                         Through         Ended
                                                                                        04/30/99        10/31/98
                                                                                       ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
 Net investment income .............................................................   $   15,342    $      34,737
 Net realized gain on investments and futures transactions .........................      473,279          203,734
 Change in net unrealized appreciation (depreciation) on investments and futures
  transactions .....................................................................      (44,477)          20,045
                                                                                       ----------    -------------
 Increase in net assets from operations ............................................      444,144          258,516
                                                                                       ----------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
 Contributions .....................................................................      273,235        1,057,120
 Withdrawals .......................................................................     (469,586)      (1,226,801)
                                                                                       ----------    -------------
 Net (decrease) from transactions in investors' beneficial interests ...............     (196,351)        (169,681)
                                                                                       ----------    -------------
 Net increase (decrease) in net assets .............................................      247,793           88,835
NET ASSETS:
 Beginning of period ...............................................................    2,752,145        2,663,310
                                                                                       ----------    -------------
 End of period .....................................................................   $2,999,938    $   2,752,145
                                                                                       ==========    =============

                                                                                               Capital
                                                                                               Growth
                                                                                              Portfolio
                                                                                     ------------------------------
                                                                                        11/01/98           Year
                                                                                        Through           Ended
                                                                                        04/30/99         10/31/98
                                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
 Net investment income .............................................................   $    1,948       $    7,562
 Net realized gain on investments and futures transactions .........................      107,837          108,711
 Change in net unrealized appreciation (depreciation) on investments and futures
  transactions .....................................................................       21,604         (115,006)
                                                                                       ----------       ----------
 Increase in net assets from operations ............................................      131,389            1,267
                                                                                       ----------       ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
 Contributions .....................................................................      376,340          611,367
 Withdrawals .......................................................................     (613,739)        (736,449)
                                                                                       ----------       ----------
 Net (decrease) from transactions in investors' beneficial interests ...............     (237,399)        (125,082)
                                                                                       ----------       ----------
 Net increase (decrease) in net assets .............................................     (106,010)        (123,815)
NET ASSETS:
 Beginning of period ...............................................................    1,191,658        1,315,473
                                                                                       ----------       ----------
 End of period .....................................................................   $1,085,648       $1,191,658
                                                                                       ==========       ==========

                               See notes to financial statements.

--------------------------------------------------------------------------------
Portfolios
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

The following is a summary of significant accounting policies followed by the
Portfolios:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

   C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Portfolios invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subjects the Portfolios to risk of loss up to the amount of the nominal value of the contract.

   The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

   As of April 30, 1999, the Portfolios had no outstanding futures contracts.

   D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Portfolios

--------------------------------------------------------------------------------

   Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   E. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

   F. Expenses -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

   The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

   B. Custodial fees -- Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. Investment Transactions -- For the six months ended April 30, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                       GIP            CGP
                                                  -------------   -----------
Purchases (excluding U.S. Government) .........   $2,087,884      $594,087
Sales (excluding U.S. Government) .............    2,125,522       803,231

The portfolio turnover rates of GIP and CGP for the six months ended April 30, 1999, were 74% and 52% respectively.

4. Retirement Plan -- The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued

Portfolios

--------------------------------------------------------------------------------

liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

                               Accrued
                  Pension      Pension
                 Expenses     Liability
                ----------   ----------
GIP .........       $13          $25
CGP .........         6           11

5. Bank Borrowings -- The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Portfolios also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations.
Borrowings are payable on demand.

The Portfolios had no borrowings outstanding at April 30, 1999, nor at any point during the year.

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